PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Original cost - machinery and equipment	$ 223,716	$ 211,790
Aggregate investment grants recieved	285,000	285,000
Depreciation expense	$ 14,215	$ 14,037